Cash (Tables)	12 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Schedule of balances under cash
	30 June 2019	30 June 2018
	AUD$	AUD$
Cash at Bank and in hand:
Cash at bank and in hand	5,119,887	4,727,430
Total Cash	5,119,887	4,727,430